Unsecured Notes Payable and Warrants (Tables)	12 Months Ended
Mar. 31, 2019
Investment in Pgl
Schedule of fair value of warrants assumptions
Fair value of stock	$1,354.88
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	80%
Expected life	2.6 years

Schedule of notes payable

	PPL	Eygen	IOX	SalvaRx	Total
	in 000'$	in 000'$	in 000'$	in 000'$	in 000'$
Balance, April 1, 2017	$181	$-	$-	$-	$181
Additional issuance	22	23	-	-	45
Interest	7	-	-	-	7
Balance, March 31, 2018	$210	$23	$-	$-	$233

	PPL	Eygen	IOX	SalvaRx	Total
	in 000'$	in 000'$	in 000'$	in 000'$	in 000'$
Balance, April 1, 2018	$210	$23	$-	$-	$233
Repayment	(25)	(25)	-	-	(50)
Interest	8	2	-	-	10
Fair value on acquisition	-	-	100	3,370	3,470
Balance, March 31, 2019	$193	$-	$100	$3,370	$3,663

Schedule of warrant liability

	PPL	Eygen	Total
	in 000'$	in 000'$	in 000'$
Balance, April 1, 2017	$20	$-	$20
Grants	2	2	4
Balance, March 31, 2018	$22	$2	$24

	PPL	Eygen	Total
	in 000'$	in 000'$	in 000'$
Balance, April 1, 2018	$22	$2	$24

Balance, March 31, 2019	$22	$2	$24